Equity Investments in Real Estate (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investment, Summarized Financial Information, Income Statement
Revenues	$ 174,159	$ 176,184	$ 142,918
Expenses	(97,830)	(99,060)	(82,338)
Impairment charges			(4,145)
(Loss) gain on extinguishment of debt	(206)	2,464
Net income from continuing operations	76,123	79,588	56,435
Net income attributable to the equity method investments	$ 76,951	$ 82,635	$ 56,435